Contract Balances, Performance Obligations and Contract Costs - Changes in Deferred Revenue and Contract Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Contract Balances, Performance Obligations and Contract Costs
Beginning balance	$ 105,208	$ 85,977
Recognition of previously deferred revenue	(95,580)	(68,389)
Deferral of revenue	106,098	86,328
Increases from business combinations, net	1,049	2,195
Effect of movements in foreign exchange	2,287	(903)
Ending balance	119,062	105,208
Current	117,887	104,230
Long-term	1,175
Beginning balance	7,421	3,029
Transfers to trade receivables from contract assets	(4,569)	(1,585)
Increases as a result of revenue recognized during the period, net of amounts transferred to trade receivables	464	6,008
Effect of movements in foreign exchange	32	(31)
Ending balance	$ 3,348	$ 7,421